Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Short Duration Inflation-Protected Income Portfolio
Entity Central Index Key	0001928846
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000237224
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation-Protected Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short Duration Inflation-Protected Income Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Short Duration Inflation-Protected Income Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Inflation-Protected Income Portfolio	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index (the Index):

↓ The Fund’s conservative duration underweight was the main driver of underperformance as real yield rates significantly declined in 2025

↑The Fund’s strategy of swapping nominal interest payments for payments based on changes in the Consumer Price Index helped performance during the period

↑ Out-of-Index allocation to Commercial Mortgage-Backed Securities helped as it outperformed Treasury Inflation-Protected Securities on higher yields, U.S. economic strength and corporate earnings

↑ The Fund’s allocation to cash was positive for Index-relative returns due to underperformance of riskier asset classes during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Short Duration Inflation-Protected Income Portfolio	Bloomberg U.S. Universal Index	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
5/22	$10,000	$10,000	$10,000
5/22	$10,080	$10,084	$10,071
6/22	$9,850	$9,800	$9,823
7/22	$10,110	$10,047	$10,010
8/22	$9,960	$9,785	$9,885
9/22	$9,560	$9,364	$9,507
10/22	$9,710	$9,261	$9,603
11/22	$9,730	$9,606	$9,652
12/22	$9,680	$9,574	$9,630
1/23	$9,740	$9,871	$9,698
2/23	$9,730	$9,628	$9,641
3/23	$9,900	$9,854	$9,845
4/23	$9,910	$9,914	$9,871
5/23	$9,830	$9,811	$9,785
6/23	$9,810	$9,796	$9,753
7/23	$9,870	$9,806	$9,803
8/23	$9,870	$9,747	$9,807
9/23	$9,860	$9,514	$9,778
10/23	$9,890	$9,371	$9,814
11/23	$9,990	$9,793	$9,928
12/23	$10,090	$10,165	$10,046
1/24	$10,140	$10,140	$10,091
2/24	$10,130	$10,019	$10,052
3/24	$10,190	$10,117	$10,112
4/24	$10,190	$9,881	$10,088
5/24	$10,300	$10,045	$10,194
6/24	$10,350	$10,136	$10,261
7/24	$10,430	$10,366	$10,370
8/24	$10,480	$10,519	$10,432
9/24	$10,590	$10,663	$10,546
10/24	$10,540	$10,421	$10,477
11/24	$10,600	$10,531	$10,525
12/24	$10,570	$10,372	$10,497
1/25	$10,680	$10,434	$10,603
2/25	$10,810	$10,650	$10,738
3/25	$10,940	$10,648	$10,856
4/25	$11,020	$10,685	$10,949
5/25	$10,977	$10,631	$10,902
6/25	$11,020	$10,797	$10,966
7/25	$11,074	$10,781	$10,998
8/25	$11,225	$10,911	$11,163
9/25	$11,204	$11,026	$11,146
10/25	$11,182	$11,192	$11,229

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	Since 5/23/22 (Inception)
Short Duration Inflation-Protected Income Portfolio	6.09%	3.30%
Bloomberg U.S. Universal Index	6.51%	3.32%
ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	6.42%	3.42%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	May 23, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 439,189,467
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,669,047
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$439,189,467
# of Portfolio Holdings	33
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$1,669,047

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Commercial Mortgage-Backed Securities	1.8%
Exchange-Traded Funds	7.5%
U.S. Treasury Obligations	90.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122